Dividend income	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Dividend income	Dividend income
Dividend income includes the dividends and payments on equity instruments out of profits generated by investees after the acquisition of the equity interest.
The detail of income from dividends as follows:

EUR million
	2024	2023	2022
Dividend income classified as:
Financial assets held for trading	522	415	366
Non-trading financial assets mandatorily at fair value through profit or loss	71	68	35
Financial assets at fair value through other comprehensive income	121	88	87
	714	571	488